Trade and Other Receivables	12 Months Ended
Dec. 31, 2023
Trade and Other Receivables
Trade and Other Receivables

(15)   Trade and Other Receivables

Details at 31 December 2023 and 2022 are as follows:

		Thousands of Euros
	Reference	31/12/2023	31/12/2022
Trade receivables		449,139	478,597
Receivables from associates	Note 31	227,550	162,382
Impairment losses	Note 30 (i)	(31,576)	(32,291)
Trade receivables		645,113	608,688
Other receivables	Note 30 (i)	27,444	10,050
Personnel		1,123	770
Advance payments	Note 30 (i)	4,150	19,033
Taxation authorities, VAT recoverable		32,587	38,719
Other public entities		9,629	4,609
Other receivables		74,933	73,181
Current income tax assets		47,213	56,782
Total trade and other receivables		767,259	738,651

At 31 December 2022, Advance payments included prepayments to Biotek America, LLC (ImmunoTek) for a total amount of 11,998 thousand Euros (see note 31).

‘Assignment of credit rights

During 2023, 2022 and 2021 the Grifols Group has sold receivables without recourse to some financial institutions (factors), to which the risks and benefits inherent to the ownership of the assigned credits are substantially transferred. Also, the control over the assigned credits, understood as the factor’s ability to sell them to an unrelated third party, unilaterally and without restrictions, has been transferred to the factor.

The main conditions of these contracts include the advanced collection of the assigned credits that vary between 70% and 100% of the nominal amount and a percentage of insolvency risk coverage on the factor side that varies between 90% and 100% of the nominal of the assigned credits.

These contracts have been considered as without recourse factoring and the amount advanced by the factors has been derecognized from the balance sheet.

Likewise, in financial years 2023, 2022, and 2021, some receivables assignment contracts were signed with a financial institution, in which the Group retains the risks and benefits inherent to the ownership of the assigned credits. These contracts have been considered as factoring with recource and the assigned amount remains in the consolidated balance sheet at 31 December 2023 and a short-term debt has been recognized for an amount equal to the consideration received from the factor for the assignment. The amount recognized in Euros 16,985 thousand at 31 December 2023 (Euros 16,546 thousand at 31 December 2022).

Total receivables without recourse sold to financial institutions through the aforementioned contracts in 2023 amount to Euros 2,858,117 thousand (Euros 3,174,308 thousand in 2022 and Euros 2,975,343 thousand in 2021).

At 31 December 2023 the finance cost of credit rights sold for the Group totals Euros 24,993 thousand which has been recognized under finance costs in the consolidated statement of profit and loss for 2023 (Euros 18,201 thousand in 2022 and Euros 10,292 thousand in 2021) (see note 27).

Details of balances with related parties are shown in note 31.

The volume of invoices sold without recourse to various financial institutions which, based on their due date would not have been collected at 31 December 2023, totals Euros 391,886 thousand (Euros 445,185 thousand at December, 2022).